Limited Partners' Interests in Single-Family Rental Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investments [line items]
Balance, beginning of year	$ 356,305	$ 285,774
Contributions	479,142	66,112
Distributions	(73,916)	(46,162)
Net change in fair value of limited partners’ interests in single-family rental business	185,921	50,581	[1]
Balance, end of year	947,452	356,305
Effect of 1% increase in fair value of rental properties	25,738	10,495
Effect of 1% decrease in fair value of rental properties	$ (25,738)	$ (10,495)
Limited partners' interests in single-family rental business | Third-party
Disclosure of detailed information about investments [line items]
Limited partners' ownership interest	67.00%

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.